GOF P-5 08/14

SUPPLEMENT DATED AUGUST 21, 2014

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

 OF

EACH OF THE LISTED FUNDS

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

The Prospectus is amended as follows:

I. For the Franklin Double Tax-Free Income Fund, the “Fund Summary – Principal Risks – Puerto Rico and U.S. Territories” section beginning on page 6 is revised as follows:

Puerto Rico and U.S. Territories

Because the Fund focuses on the municipal securities of U.S. territories, and currently invests primarily in Puerto Rico municipal securities, events in Puerto Rico are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to Puerto Rico's municipal issuers. As with Puerto Rico municipal securities, events in any of the other territories where the Fund is invested may affect the Fund's investments and its performance.

Certain municipal issuers in Puerto Rico have continued to experience significant financial difficulties. Credit rating firms Standard & Poor’s, Fitch Ratings, and Moody’s Investors Service have downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency has maintained a negative outlook on certain Puerto Rico issuers. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as they are not rated investment grade by at least one U.S. nationally recognized rating service.

Because the Fund currently invests primarily in Puerto Rican municipal securities, as of August 2014 a significant portion of the Fund’s holdings were rated below investment grade.  These holdings may fluctuate more in value, be harder to sell and value, and be subject to greater credit risk than investment grade securities.  Although the Fund is closed to new investments, it still must invest any net cash generated through the maturity or sale of portfolio holdings and dividend and capital gain reinvestments.  If the Fund is unable to find sufficient Puerto Rican or other U.S. territory bonds that meet its investment policies, it may be unable to meet its investment goal.

Downgrades could create additional strain on a commonwealth already facing economic stagnation and fiscal imbalances, including budget deficits, underfunded pensions, high unemployment, significant debt service obligations, and liquidity issues, and could potentially lead to less market demand, less liquidity, wider spreads, and lower prices for Puerto Rico municipal securities. Puerto Rico’s continued financial difficulties could reduce its ability to access financial markets, potentially increasing the likelihood of a restructuring or default for Puerto Rico municipal securities that may affect the Fund’s investments and its performance.

In addition, in June 2014 Puerto Rico enacted legislation to allow certain Puerto Rico public corporations to seek protection from creditors and to restructure their debt should they become insolvent.  Under this legislation, an insolvent public corporation’s debt holders, such as the Fund, could lose certain of their rights and likely would not receive timely payments of principal and interest.  Shortly after the legislation’s passage, rating agencies further downgraded the ratings of Puerto Rico and many of its public corporations and authorities.  In June 2014, the Fund, along with certain other Franklin Templeton municipal bond mutual funds and other unaffiliated funds, filed a lawsuit seeking to have the legislation declared unconstitutional and unenforceable.  The results, timing and course of this litigation are presently unpredictable and will remain uncertain until final resolution of the matter.

The discussion above does not include all relevant facts, is based on information available as of August 15, 2014, and could change quickly and without notice.

II. For the Franklin Double Tax-Free Income Fund, “Fund Details – Principal Risks – State and U.S. Territories” section, the 5th paragraph on page 63 is revised as followed:

Because the Double Tax-Free Fund currently invests primarily in Puerto Rico municipal securities, as of August 2014 a significant portion of the Fund’s holdings were rated below investment grade. These holdings may fluctuate more in value, be harder to sell and value, and be subject to greater credit risk than investment grade securities. Although the Double Tax-Free Fund is closed to new investments, it still must invest any net cash generated through the maturity or sale of portfolio holdings and dividend and capital gain reinvestments. If the Double Tax-Free Fund is unable to find sufficient Puerto Rico or other U.S. territory bonds that meet its investment policies, it may be unable to meet its investment goal.

III. For all funds, the paragraph beginning with “Certain municipal issuers…” of the “Fund Details – Principal Risks – State and U.S. Territories” section is revised as follows:

Certain municipal issuers in Puerto Rico have continued to experience significant financial difficulties. Credit rating firms Standard & Poor’s, Fitch Ratings, and Moody’s Investors Service have downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency has maintained a negative outlook on certain Puerto Rico issuers. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as they are not rated investment grade by at least one U.S. nationally recognized rating service.

Downgrades could create additional strain on a commonwealth already facing economic stagnation and fiscal imbalances, including budget deficits, underfunded pensions, high unemployment, significant debt service obligations, and liquidity issues, and could potentially lead to less market demand, less liquidity, wider spreads, and lower prices for Puerto Rico municipal securities. Puerto Rico’s continued financial difficulties could reduce its ability to access financial markets, potentially increasing the likelihood of a restructuring or default for Puerto Rico municipal securities that may affect the Fund’s investments and its performance.

In addition, in June 2014 Puerto Rico enacted legislation to allow certain Puerto Rico public corporations to seek protection from creditors and to restructure their debt should they become insolvent.  Under this legislation, an insolvent public corporation’s debt holders, such as the Fund, could lose certain of their rights and likely would not receive timely payments of principal and interest.  Shortly after the legislation’s passage, rating agencies further downgraded the ratings of Puerto Rico and many of its public corporations and authorities.  In June 2014, certain Franklin Templeton municipal bond mutual funds and other unaffiliated funds, filed a lawsuit seeking to have the legislation declared unconstitutional and unenforceable.  The results, timing and course of this litigation are presently unpredictable and will remain uncertain until final resolution of the matter.

The discussion above does not include all relevant facts or economic or political conditions that may affect the ability of municipal issuers to meet their debt obligations, and is subject to change without notice. The information provided is based on data as of August 15, 2014, from historically reliable sources, but the investment manager has not independently verified it. This information could change quickly and without notice and is generally only updated annually.

Please keep this supplement for future reference.

GOF SA-10 08/14

SUPPLEMENT DATED AUGUST 21, 2014

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

 OF

EACH OF THE LISTED FUNDS

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

The Statement of Additional Information is amended as follows:

For all funds, the following is added prior to the paragraph beginning with “As of March 2014, Puerto Rico’s total public sector…” of the “State and U.S. Territory Risks – U.S. Territories – Puerto Rico” section:

In June 2014, Governor Padilla signed into law the Puerto Rico Public Corporation Debt Enforcement and Recovery Act (Act), citing a "fiscal emergency" relating to certain of its public corporations. According to the Governor, the Act is meant to provide a legal framework that can be used by certain Puerto Rico public corporations, including Puerto Rico Electric Power Authority (PREPA), to seek protection from creditors and to reorganize and restructure their debt should they become insolvent. Although Puerto Rico is a U.S. Territory, neither Puerto Rico nor its subdivisions or agencies are eligible to file under the U.S. Bankruptcy Code in order to seek protection from creditors or restructure their debt. Other than the newly enacted Act, no statute expressly allows Puerto Rico to pursue a public bankruptcy or reorganization. The Act, by its terms, does not apply to the Commonwealth's general obligation debt, sales tax-backed bonds (COFINA) or the debt of other agencies that is implicitly or explicitly backed by the Commonwealth. The Fund is permitted to invest in all types of Puerto Rico bonds, including those covered by the Act.

The Act is intended to provide insolvent public corporations a way to restructure their debts. Among other things, the Act would allow a minority of bondholders to bind the entire class of such holders and would allow investor collateral to be used for other purposes. In the event that a public corporation becomes insolvent and takes advantage of the Act, holders of such public corporation's debt, such as the Fund, could lose certain of their rights as creditors of the public corporation. Bondholders likely would not receive timely payment of all principal and interest due to them, and in some cases, may not receive any further payments of principal and interest. In addition, the value of such debt would be impacted, which could affect the Fund's liquidity and performance.

The passage of the Act has impacted and may continue to impact adversely the market prices of many Puerto Rico securities. In addition, subsequent to the Act's passage, rating agencies further downgraded the ratings of Puerto Rico and many of its public corporations and authorities. On July 1, 2014, Moody's downgraded Puerto Rico's general obligation rating to B2. On July 9, 2014, Fitch downgraded Puerto Rico's general obligation rating to BB-, and on July 11, 2014, Standard and Poor's followed with a downgrade to BB.

In June 2014, certain Franklin Templeton municipal bond mutual funds, along with other unaffiliated funds, filed a complaint in the United States District Court for the District of Puerto Rico Seeking a declaratory judgment that the Act is unconstitutional and not enforceable. The results, timing and course of such litigation is uncertain, cannot be predicted and could change quickly and without notice, such that the disclosure above may not reflect any new or different information that becomes available.

Please keep this supplement for future reference.